Consolidated Statements of Changes in Stockholders Deficit - USD ($)	Total	Additional Paid-In Capital	Deficit	Common Stock	Accumulated OCI
Balance, shares at Mar. 31, 2024				7,000,000
Balance, amount at Mar. 31, 2024	$ (124,662)	$ 577	$ (125,939)	$ 700	$ 0
Net Income (Loss)	(6,769)	0	(6,769)	0	0
Foreign currency translation	(791)	0	0	$ 0	(791)
Balance, shares at Mar. 31, 2025				7,000,000
Balance, amount at Mar. 31, 2025	(132,222)	577	(132,708)	$ 700	(791)
Net Income (Loss)	2,123	0	2,123	0	0
Foreign currency translation	1,009	0	0	$ 0	1,009
Effect of acquisition (Jan 15, 2026), shares				100,000
Effect of acquisition (Jan 15, 2026), amount	(5,414)	(5,424)	0	$ 10	0
Private placement (Jan 31, 2026), shares				1,700,000
Private placement (Jan 31, 2026), amount	85,000	84,830	0	$ 170	0
Balance, shares at Mar. 31, 2026				8,800,000
Balance, amount at Mar. 31, 2026	$ (49,504)	$ 79,983	$ (130,585)	$ 880	$ 218